Earnings per share (Tables)	6 Months Ended
Sep. 30, 2022
Earnings per share
Schedule of basic and diluted earnings per share

	Six months ended 30 September
	2022	2021
	Millions	Millions
Weighted average number of shares for basic earnings per share	28,037	29,331
Effect of dilutive potential shares: restricted shares and share options	104	84
Weighted average number of shares for diluted earnings per share	28,141	29,415

Earnings per share attributable to owners of the parent during the period
	Six months ended 30 September
	2022	2021
	€m	€m
Profit for basic and diluted earnings per share	986	996

	eurocents	eurocents
Basic profit per share	3.52	3.40
Diluted profit per share	3.50	3.39